ACQUISITIONS AND DISPOSALS (Schedule of Breakdown of Assets and Liabilities Attributed to Discontinued Operations) (Details) ¥ in Thousands, $ in Thousands	Jul. 24, 2015 USD ($)	Jul. 24, 2015 CNY (¥)	Dec. 18, 2014 CNY (¥)
CAH and WHT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets			¥ 122,280
Property, plant and equipment, net			620,883
Goodwill			292,885
Acquired intangible assets, net			28,929
Prepaid land lease payments			85,061
Indemnification assets, non-current portion			59,518
Loan to a non-controlling shareholder			72,609
Other non-current assets			40,651
Current liabilities			(483,969)
Non-current liabilities			(175,041)
Non-controlling interests			(304,370)
Net assets disposed			¥ 359,436
JWYK [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	$ 824	¥ 5,335
Property, plant and equipment, net	381	2,470
Current liabilities	(313)	(2,026)
Net assets disposed	$ 892	¥ 5,779